Trading Activities (Tables)	12 Months Ended
Dec. 31, 2024
Trading Activities [Abstract]
Trading Assets and Liabilities
Table 2.1 presents a summary of our trading assets and liabilities measured at fair value through earnings.

Table 2.1: Trading Assets and Liabilities

(in millions)	Dec 31, 2024	Dec 31, 2023
Trading assets:
Debt securities	$121,205	97,302
Equity securities	19,270	18,449
Loans held for sale	3,587	1,793
Gross trading derivative assets	97,696	71,990
Netting (1)	(77,926)	(54,069)
Total trading derivative assets	19,770	17,921
Total trading assets	163,832	135,465
Trading liabilities:
Short sale and other liabilities	28,744	25,471
Interest-bearing deposits	318	1,297
Long-term debt	3,495	2,308
Gross trading derivative liabilities	96,783	77,807
Netting (1)	(81,345)	(60,366)
Total trading derivative liabilities	15,438	17,441
Total trading liabilities	$47,995	46,517
(1)Represents balance sheet netting for trading derivative asset and liability balances, and trading portfolio level valuation adjustments. See Note 14 (Derivatives) for additional information.

Net Interest Income and Net Gains (Losses) from Trading Activities
Table 2.2 provides net interest income earned from trading assets and liabilities, and net gains and losses due to the realized and unrealized gains and losses from trading activities.
Net interest income also includes dividend income on trading securities and dividend expense on trading securities we have sold, but not yet purchased.
Table 2.2: Net Interest Income and Net Gains (Losses) from Trading Activities

	Year ended December 31,
(in millions)	2024	2023	2022
Net interest income:
Interest income (1)	$5,541	4,229	3,011
Interest expense	874	643	592
Total net interest income	4,667	3,586	2,419
Net gains (losses) from trading activities, by risk type (2):
Interest rate	823	444	456
Commodity	382	372	345
Equity	1,195	1,106	883
Foreign exchange	2,299	2,124	1,168
Credit	585	753	(736)
Total net gains from trading activities	5,284	4,799	2,116
Total trading-related net interest and noninterest income	$9,951	8,385	4,535
(1)Substantially all relates to interest income on debt and equity securities.
(2)Includes gains (losses) on trading portfolio level valuation adjustments, as well as remeasurement gains (losses) on foreign currency-denominated assets and liabilities, including related hedges. See Note 14 (Derivatives) for additional information.